Schedule of investments
Optimum Large Cap Value Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.45%
Communication Services — 6.11%
Alphabet Class A †	10,882	$26,571,559
Comcast Class A	896,947	51,143,918
Verizon Communications	346,511	19,415,011
Walt Disney †	113,218	19,900,328
		117,030,816
Consumer Discretionary — 4.35%
AutoZone †	7,345	10,960,356
Darden Restaurants	66,301	9,679,283
General Motors †	243,942	14,434,048
Lowe's	130,316	25,277,395
Marriott International Class A †	23,863	3,257,777
Target	81,679	19,745,081
		83,353,940
Consumer Staples — 5.64%
Archer-Daniels-Midland	74,244	4,499,187
Colgate-Palmolive	86,151	7,008,384
Diageo	301,717	14,445,007
J M Smucker	19,204	2,488,262
Kimberly-Clark	60,454	8,087,536
Mondelez International Class A	157,212	9,816,317
Nestle	123,532	15,383,255
PepsiCo	124,647	18,468,946
Philip Morris International	47,824	4,739,837
Procter & Gamble	53,488	7,217,136
Reckitt Benckiser Group	64,887	5,741,831
Tyson Foods Class A	135,300	9,979,728
		107,875,426
Energy — 4.45%
Chevron	191,937	20,103,481
ConocoPhillips	377,481	22,988,593
EOG Resources	209,379	17,470,584
Phillips 66	79,905	6,857,447
Pioneer Natural Resources	28,754	4,673,100
Schlumberger	409,267	13,100,637
		85,193,842
Financials — 24.97%
Allstate	82,359	10,742,908
American Express	146,605	24,223,544
Aon Class A	89,967	21,480,521
Bank of America	771,021	31,789,196
Berkshire Hathaway Class B †	40,256	11,187,947
BlackRock	36,640	32,058,901
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Charles Schwab	211,365	$15,389,486
Chubb	112,561	17,890,445
Citigroup	274,257	19,403,683
Goldman Sachs Group	31,578	11,984,798
Hartford Financial Services Group	194,896	12,077,705
Intercontinental Exchange	101,038	11,993,211
JPMorgan Chase & Co.	493,592	76,773,300
Marsh & McLennan	133,101	18,724,649
Moody's	15,962	5,784,150
Morgan Stanley	174,226	15,974,782
Nasdaq	88,266	15,517,163
PNC Financial Services Group	65,122	12,422,673
Progressive	124,848	12,261,322
Prudential Financial	138,644	14,206,851
State Street	178,786	14,710,512
T Rowe Price Group	18,018	3,567,023
Travelers	125,438	18,779,323
Truist Financial	366,287	20,328,928
US Bancorp	206,300	11,752,911
Wells Fargo & Co.	373,487	16,915,226
		477,941,158
Healthcare — 17.57%
Abbott Laboratories	129,002	14,955,202
AbbVie	101,796	11,466,301
AmerisourceBergen	88,612	10,145,188
Boston Scientific †	219,673	9,393,218
Bristol-Myers Squibb	223,315	14,921,908
Cigna	87,905	20,839,638
CVS Health	132,196	11,030,434
Danaher	57,366	15,394,740
Eli Lilly & Co.	46,443	10,659,597
Hill-Rom Holdings	79,442	9,023,817
Johnson & Johnson	327,553	53,961,081
McKesson	43,915	8,398,305
Medtronic	355,524	44,131,194
Merck & Co.	285,353	22,191,903
Organon & Co. †	16,225	490,978
Pfizer	364,184	14,261,446
Roche Holding	11,229	4,230,065
Thermo Fisher Scientific	72,724	36,687,076
UnitedHealth Group	60,216	24,112,895
		336,294,986
Industrials — 15.35%
Canadian National Railway	48,141	5,079,838
Caterpillar	61,847	13,459,763

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Schedule of investments
Optimum Large Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Eaton	101,354	$15,018,636
Emerson Electric	110,632	10,647,224
Equifax	47,926	11,478,756
Honeywell International	171,846	37,694,420
Illinois Tool Works	71,384	15,958,607
Johnson Controls International	202,387	13,889,820
Lockheed Martin	41,898	15,852,108
Masco	120,130	7,076,858
Northrop Grumman	84,020	30,535,389
Otis Worldwide	38,704	3,164,826
Owens Corning	93,412	9,145,035
Parker-Hannifin	53,245	16,352,072
Quanta Services	151,103	13,685,399
Raytheon Technologies	77,407	6,603,591
Southwest Airlines †	185,927	9,870,864
Stanley Black & Decker	55,189	11,313,193
Textron	167,230	11,500,407
Trane Technologies	119,836	22,066,601
Union Pacific	61,601	13,547,908
		293,941,315
Information Technology — 8.68%
Accenture Class A	83,190	24,523,580
Analog Devices	43,003	7,403,397
Broadcom	19,147	9,130,056
Cisco Systems	198,485	10,519,705
Fidelity National Information Services	75,897	10,752,328
Fiserv †	74,814	7,996,868
Global Payments	74,089	13,894,651
Intel	254,706	14,299,195
Micron Technology †	146,381	12,439,457
Microsoft	37,444	10,143,580
NXP Semiconductors	40,778	8,388,850
ON Semiconductor †	312,662	11,968,701
Texas Instruments	128,773	24,763,048
		166,223,416
Materials — 4.02%
Air Products and Chemicals	43,221	12,433,817
DuPont de Nemours	76,931	5,955,229
Huntsman	302,974	8,034,871
International Flavors & Fragrances	14,693	2,195,134
Martin Marietta Materials	35,734	12,571,579
PPG Industries	102,947	17,477,312
Sherwin-Williams	40,974	11,163,366
	Number of shares	Value (US $)
Common Stock (continued)
Materials (continued)
Westrock	133,711	$7,116,099
		76,947,407
Real Estate — 2.22%
American Tower	31,517	8,514,002
Boston Properties	76,561	8,773,125
Equity LifeStyle Properties	90,962	6,759,386
Prologis	122,483	14,640,393
Public Storage	12,490	3,755,618
		42,442,524
Utilities — 5.09%
American Electric Power	79,532	6,727,612
Dominion Energy	177,887	13,087,147
Duke Energy	338,452	33,411,981
NextEra Energy	173,670	12,726,538
Southern	245,302	14,843,224
Xcel Energy	252,955	16,664,675
		97,461,177
Total Common Stock (cost $1,246,611,064)		1,884,706,007

Short-Term Investments — 1.39%
Money Market Mutual Funds — 1.39%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	6,664,403	6,664,403
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	6,664,401	6,664,401
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	6,664,401	6,664,401

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(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	6,664,402	$6,664,402
Total Short-Term Investments (cost $26,657,607)		26,657,607

Total Value of Securities—99.84% (cost $1,273,268,671)		1,911,363,614
Receivables and Other Assets Net of Liabilities—0.16%		3,070,329
Net Assets Applicable to 91,991,692 Shares Outstanding—100.00%		$1,914,433,943
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

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